Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
23.	SUBSEQUENT EVENTS

We evaluated all events and transactions that occurred after December 31, 2024 up through April 15, 2025 which is the date that these consolidated financial statements are available to be issued, there were no other any material subsequent events   that require disclosure in these consolidated financial statements.